Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Operating Activities
Net Earnings (Loss)	$ 587	$ (2,379)	[1]	$ 2,194	[1]
Depreciation, Depletion and Amortization	5,886	3,464		2,249
Exploration Expense	9	91		82
Inventories	16	555		49
Deferred Income Tax Expense (Recovery)	452	(838)		(814)
Unrealized (Gain) Loss on Risk Management	2	56		149
Unrealized Foreign Exchange (Gain) Loss	(312)	(131)		(827)
Re-measurement of Contingent Payment, Net of Cash Paid	400	(80)		164
(Gain) Loss on Divestiture of Assets	(229)	(81)		(2)
Unwinding of Discount on Decommissioning Liabilities	199	57		58
Realization of Inventory Write-Downs	(31)	(572)		(71)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	171	(33)		401
(Income) Loss From Equity-Accounted Affiliates	(57)	0	[1]	0	[1]
Distributions Received From Equity-Accounted Affiliates	137	0		0
Other	18	8		38
Settlement of Decommissioning Liabilities	(102)	(42)		(52)
Net Change in Non-Cash Working Capital	(1,227)	198		(333)
Cash From (Used in) Operating Activities	5,919	273		3,285
Investing Activities
Capital Expenditures	(2,563)	(859)		(1,183)
Proceeds From Divestitures	435	38		1
Cash Acquired Through Business Combination	735	0		0
Net Cash Received on Assumption of Decommissioning Liabilities	75	0		0
Net Change in Investments and Other	17	(4)		(133)
Net Change in Non-Cash Working Capital	359	(38)		(117)
Cash From (Used in) Investing Activities	(942)	(863)		(1,432)
Net Cash Provided (Used) Before Financing Activities	4,977	(590)		1,853
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	(77)	117		0
Issuance of Long-Term Debt	1,557	1,326		0
(Repayment) of Long-Term Debt	(2,870)	(112)		(2,279)
Net Issuance (Repayment) of Revolving Long-Term Debt	(350)	(220)		276
Principal Repayment of Leases	(300)	(197)		(150)
Purchase of Common Shares Under NCIB	(265)	0		0
Other	8	0		0
Cash From (Used in) Financing Activities	(2,507)	837		(2,413)
Effect of Foreign Exchange on Cash and Cash Equivalents	25	(55)		(35)
Increase (Decrease) in Cash and Cash Equivalents	2,495	192		(595)
Cash and Cash Equivalents, Beginning of Year	378	186		781
Cash and Cash Equivalents, End of Year	2,873	378		186
Common shares
Financing Activities
Dividends paid	(176)	(77)		(260)
Preferred Shares
Financing Activities
Dividends paid	$ (34)	$ 0		$ 0

[1]	See Note 3(w) for revisions to comparative results.